Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
USV-NPRT3-0626
1.9885513.108
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	366,240	34,327,675
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	39,730	12,195,918
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	57,449	8,636,308
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	60,218	6,981,073
UNITED STATES - 99.1%
Communication Services - 11.2%
Diversified Telecommunication Services - 5.2%
AT&T Inc	6,123,926	160,018,186
Comcast Corp Class A	3,139,349	84,887,997
Verizon Communications Inc	3,642,168	174,933,329
		419,839,512
Entertainment - 2.7%
Walt Disney Co/The	1,542,035	159,986,132
Warner Bros Discovery Inc (b)	2,140,508	57,900,741
		217,886,873
Interactive Media & Services - 2.5%
Alphabet Inc Class A	531,895	204,673,196
Media - 0.8%
Charter Communications Inc Class A (b)(c)	76,141	12,576,209
Fox Corp Class A	296,412	18,819,198
Nexstar Media Group Inc	24,562	5,112,335
Omnicom Group Inc	275,838	21,162,291
Sirius XM Holdings Inc	162,397	4,374,975
		62,045,008
TOTAL COMMUNICATION SERVICES		904,444,589
Consumer Discretionary - 4.8%
Automobile Components - 0.4%
Aptiv PLC (b)	187,463	11,296,521
BorgWarner Inc	185,728	10,580,924
Lear Corp	44,693	5,681,821
Versigent PLC	62,060	2,170,238
		29,729,504
Automobiles - 1.3%
Ford Motor Co	3,379,580	40,825,326
General Motors Co	805,732	61,952,734
Harley-Davidson Inc (c)	101,795	2,431,883
		105,209,943
Broadline Retail - 0.5%
Amazon.com Inc (b)	134,057	35,533,148
Macy's Inc	231,354	4,522,971
		40,056,119
Distributors - 0.1%
LKQ Corp	220,549	6,964,937
Diversified Consumer Services - 0.0%
H&R Block Inc	108,932	3,456,412
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp	938,264	24,873,379
Expedia Group Inc Class A	101,104	25,111,200
Flutter Entertainment PLC (b)(c)	151,734	16,376,651
		66,361,230
Household Durables - 1.1%
DR Horton Inc	236,478	36,384,505
Lennar Corp Class A	194,333	17,548,270
Mohawk Industries Inc (b)	44,744	4,723,177
PulteGroup Inc	168,559	20,624,879
Toll Brothers Inc	83,577	11,879,635
		91,160,466
Specialty Retail - 0.3%
Bath & Body Works Inc	177,659	3,453,691
Best Buy Co Inc	168,358	10,183,976
CarMax Inc (b)	126,527	4,973,776
Lithia Motors Inc	20,895	6,062,057
		24,673,500
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (b)(c)	44,733	4,561,871
Lululemon Athletica Inc (b)	93,448	12,867,790
PVH Corp	41,462	3,791,285
		21,220,946
TOTAL CONSUMER DISCRETIONARY		388,833,057
Consumer Staples - 4.4%
Beverages - 0.7%
Constellation Brands Inc Class A	121,955	19,095,714
Keurig Dr Pepper Inc	1,173,547	34,502,282
Molson Coors Beverage Co Class B	145,879	6,234,868
		59,832,864
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A (c)	340,778	5,742,109
Kroger Co/The	526,563	35,843,143
Target Corp	392,475	50,923,632
		92,508,884
Food Products - 1.3%
Archer-Daniels-Midland Co	415,217	30,950,275
Conagra Brands Inc	412,165	5,914,567
General Mills Inc	461,821	16,306,900
Ingredion Inc (c)	54,740	6,116,648
JM Smucker Co	91,924	9,011,310
Kraft Heinz Co/The	737,826	16,719,137
Tyson Foods Inc Class A	245,107	15,704,005
		100,722,842
Tobacco - 1.3%
Altria Group Inc	1,426,066	103,603,695
TOTAL CONSUMER STAPLES		356,668,285
Energy - 11.6%
Energy Equipment & Services - 1.0%
NOV Inc	314,284	6,430,250
SLB Ltd	1,266,027	72,011,616
		78,441,866
Oil, Gas & Consumable Fuels - 10.6%
Antero Resources Corp (b)	252,519	9,913,896
APA Corp	305,595	12,446,884
Chevron Corp	1,366,834	264,222,681
Chord Energy Corp	48,997	7,133,963
ConocoPhillips	1,067,582	134,280,464
Coterra Energy Inc	658,513	23,647,202
Devon Energy Corp	542,256	27,855,691
EOG Resources Inc	468,908	65,914,398
EQT Corp	539,188	32,394,415
Expand Energy Corp	206,033	21,046,271
HF Sinclair Corp	134,722	9,054,666
Matador Resources Co	100,652	6,385,363
Murphy Oil Corp	115,610	4,827,874
Occidental Petroleum Corp	621,468	37,648,531
ONEOK Inc	451,184	41,716,473
Ovintiv Inc	218,217	13,431,256
Permian Resources Holdings Inc/DE Class A	598,293	12,935,095
Phillips 66	348,132	62,367,848
SM Energy Co	98,704	3,062,784
Valero Energy Corp	263,516	66,558,871
		856,844,626
TOTAL ENERGY		935,286,492
Financials - 22.3%
Banks - 14.0%
Bank of America Corp	5,386,625	287,968,974
Bank OZK	91,232	4,393,733
Citigroup Inc	1,545,633	197,810,111
Citizens Financial Group Inc	371,246	24,149,552
East West Bancorp Inc	119,204	15,075,730
First Citizens BancShares Inc/NC Class A (c)	8,705	17,269,153
Huntington Bancshares Inc/OH	1,359,215	22,780,443
KeyCorp	803,959	17,775,533
M&T Bank Corp	132,790	29,031,878
Old National Bancorp/IN	299,667	7,183,018
Pinnacle Financial Partners Inc	66,276	6,557,347
PNC Financial Services Group Inc/The	338,763	75,544,149
Prosperity Bancshares Inc	81,848	5,700,713
Regions Financial Corp	758,303	21,649,551
SOUTHSTATE BANK CORP	86,607	8,458,906
Truist Financial Corp	1,104,961	56,905,492
US Bancorp	1,342,710	76,077,949
Webster Financial Corp	138,973	10,056,086
Wells Fargo & Co	2,711,609	222,975,608
Western Alliance Bancorp	88,939	7,252,086
Zions Bancorp NA	127,213	8,067,848
		1,122,683,860
Capital Markets - 0.7%
State Street Corp	241,204	36,865,619
T Rowe Price Group Inc	188,836	19,427,448
		56,293,067
Consumer Finance - 0.6%
Ally Financial Inc	243,226	10,796,802
OneMain Holdings Inc	101,442	5,961,746
SLM Corp	174,946	4,037,754
Synchrony Financial	311,329	23,723,270
		44,519,572
Financial Services - 1.3%
Essent Group Ltd	83,290	5,040,710
Fiserv Inc (b)	464,649	29,110,260
Global Payments Inc	205,058	14,755,974
MGIC Investment Corp	192,783	5,104,894
PayPal Holdings Inc	808,075	40,516,881
Voya Financial Inc	81,996	6,720,392
		101,249,111
Insurance - 5.4%
Allstate Corp/The	226,054	49,112,492
American International Group Inc	465,999	34,856,725
Arch Capital Group Ltd (b)	311,966	29,468,308
Assured Guaranty Ltd	37,328	3,057,163
Axis Capital Holdings Ltd	66,379	6,665,115
Chubb Ltd	312,829	102,295,084
Everest Group Ltd	36,392	12,983,210
Globe Life Inc	68,591	10,583,591
Hartford Insurance Group Inc/The	240,725	32,933,587
Lincoln National Corp	145,656	5,507,253
MetLife Inc	478,021	38,289,482
Prudential Financial Inc	302,332	29,661,793
Reinsurance Group of America Inc	56,989	12,050,894
Travelers Companies Inc/The	192,704	58,801,699
Unum Group	132,644	10,661,925
		436,928,321
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	924,297	10,185,753
Annaly Capital Management Inc	588,524	13,477,200
Rithm Capital Corp	477,516	4,670,106
		28,333,059
TOTAL FINANCIALS		1,790,006,990
Health Care - 13.9%
Biotechnology - 1.2%
Biogen Inc (b)	126,829	24,006,193
BioMarin Pharmaceutical Inc (b)	165,532	8,923,830
Regeneron Pharmaceuticals Inc	85,643	60,554,740
		93,484,763
Health Care Equipment & Supplies - 1.8%
Baxter International Inc	442,929	7,786,692
Becton Dickinson & Co	247,535	36,892,616
Medtronic PLC	1,096,301	88,767,492
Zimmer Biomet Holdings Inc	171,578	14,143,175
		147,589,975
Health Care Providers & Services - 7.3%
Centene Corp (b)	404,370	21,710,625
Cigna Group/The	230,694	67,035,063
CVS Health Corp	1,096,362	91,315,991
Elevance Health Inc	191,944	72,251,560
Humana Inc	104,002	24,590,233
Tenet Healthcare Corp (b)	76,133	13,484,677
UnitedHealth Group Inc	782,457	289,884,669
Universal Health Services Inc Class B	47,592	8,008,306
		588,281,124
Life Sciences Tools & Services - 0.1%
Avantor Inc (b)	587,476	4,758,556
Bio-Rad Laboratories Inc Class A (b)(c)	15,666	4,388,360
		9,146,916
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	1,758,354	106,538,669
Jazz Pharmaceuticals PLC (b)	52,357	10,629,518
Pfizer Inc	4,910,749	131,116,999
Royalty Pharma PLC Class A	325,538	16,306,198
Viatris Inc	997,651	14,904,906
		279,496,290
TOTAL HEALTH CARE		1,117,999,068
Industrials - 3.1%
Air Freight & Logistics - 1.8%
FedEx Corp	177,970	71,777,081
United Parcel Service Inc Class B	638,199	69,436,051
		141,213,132
Building Products - 0.1%
Owens Corning	70,820	8,734,939
Machinery - 0.2%
Oshkosh Corp	54,502	8,518,662
Stanley Black & Decker Inc	133,454	10,430,765
		18,949,427
Passenger Airlines - 0.8%
Delta Air Lines Inc	560,067	38,078,955
United Airlines Holdings Inc (b)	279,733	25,175,970
		63,254,925
Professional Services - 0.2%
Genpact Ltd	138,159	4,801,025
SS&C Technologies Holdings Inc	181,919	12,606,987
		17,408,012
TOTAL INDUSTRIALS		249,560,435
Information Technology - 24.0%
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics Inc (b)	44,384	8,336,647
TD SYNNEX Corp	65,616	14,972,259
		23,308,906
IT Services - 1.7%
Accenture PLC Class A	535,733	95,740,844
Amdocs Ltd	94,773	6,128,970
Cognizant Technology Solutions Corp Class A	417,159	22,067,711
DXC Technology Co (b)	150,040	1,698,453
EPAM Systems Inc (b)(c)	47,599	5,415,814
Kyndryl Holdings Inc (b)	196,939	2,721,697
		133,773,489
Semiconductors & Semiconductor Equipment - 11.6%
First Solar Inc (b)	92,865	18,748,515
Micron Technology Inc	748,966	387,335,257
NVIDIA Corp	1,721,014	343,462,764
QUALCOMM Inc	925,120	166,133,050
Skyworks Solutions Inc	128,108	8,989,338
		924,668,924
Software - 5.8%
Adobe Inc (b)	361,588	88,986,807
Dropbox Inc Class A (b)	150,289	3,650,520
Gen Digital Inc	483,560	9,327,872
Microsoft Corp	309,238	126,101,072
Roper Technologies Inc	92,985	32,992,008
Salesforce Inc	822,358	145,170,858
Strategy Inc Class A (b)(c)	231,244	38,259,320
Zoom Communications Inc Class A (b)	230,447	22,387,926
		466,876,383
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	945,011	256,428,735
Dell Technologies Inc Class C	260,350	54,400,133
Hewlett Packard Enterprise Co	1,139,692	32,788,939
HP Inc	809,355	16,883,145
Super Micro Computer Inc (b)(c)	432,072	11,838,772
		372,339,724
TOTAL INFORMATION TECHNOLOGY		1,920,967,426
Materials - 2.8%
Chemicals - 0.6%
Celanese Corp	94,353	6,393,359
CF Industries Holdings Inc	135,067	16,775,321
DuPont de Nemours Inc	362,664	16,559,238
Eastman Chemical Co	98,287	7,183,797
Mosaic Co/The	273,490	6,364,112
		53,275,827
Containers & Packaging - 0.8%
Amcor PLC	399,666	15,203,295
Crown Holdings Inc	98,242	9,658,171
International Paper Co	457,090	13,904,678
Smurfit Westrock PLC	451,761	17,343,105
Sonoco Products Co	84,986	4,245,900
		60,355,149
Metals & Mining - 1.4%
Commercial Metals Co	95,614	6,593,541
Newmont Corp	942,646	104,718,545
		111,312,086
TOTAL MATERIALS		224,943,062
Real Estate - 0.3%
Specialized REITs - 0.3%
VICI Properties Inc	923,636	26,970,171
Utilities - 0.7%
Electric Utilities - 0.7%
Edison International	332,651	23,115,918
PG&E Corp	1,898,294	31,549,646
TOTAL UTILITIES		54,665,564
TOTAL UNITED STATES		7,970,345,139
TOTAL COMMON STOCKS (Cost $6,659,121,012)		8,032,486,113

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $1,131,522)	3.64	1,133,000	1,131,534

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	5,017,230	5,018,233
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	51,514,812	51,519,963
TOTAL MONEY MARKET FUNDS (Cost $56,538,196)			56,538,196

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,716,790,730)	8,090,155,843
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(44,389,641)
NET ASSETS - 100.0%	8,045,766,202

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	37	6/2026	13,400,938	1,142,077

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $961,754.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $53,451,590.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,474,156	339,187,643	353,645,551	434,583	1,985	-	5,018,233	5,017,230	0.0%
Fidelity Securities Lending Cash Central Fund	12,305,202	500,417,259	461,200,790	798,252	(1,708)	-	51,519,963	51,514,812	0.1%
Total	31,779,358	839,604,902	814,846,341	1,232,835	277	-	56,538,196

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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